Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Cash generated from operations before tax and exceptional items	€ 376.9	€ 397.6	€ 358.5
Cash flows relating to exceptional items	(15.9)	(43.4)	(99.5)
Tax paid	(45.6)	(32.9)	(65.2)
Net cash flows from operating activities	315.4	321.3	193.8
Cash flows from investing activities
Purchase of business, net of cash acquired	(1.5)	(471.6)	0.0
Purchase of property, plant and equipment and intangibles	(47.3)	(41.6)	(42.6)
Purchase of investments	(25.0)	0.0	0.0
Net cash used in investing activities	(73.8)	(513.2)	(42.6)
Cash flows from financing activities
Proceeds from issuance of Ordinary Shares	354.1	0.1	0.0
Share issuance costs	(11.1)	0.0	0.0
Proceeds from new loans and notes	2.0	355.6	1,470.5
Repayment of loan principal	(22.2)	(5.9)	(1,469.5)
Payments of lease liabilities, classified as financing activities	(21.8)	0.0	(1.6)
Payment of financing fees	0.0	(2.6)	(16.7)
Repurchase of ordinary shares	0.0	0.0	(177.6)
Interest paid	(48.4)	(45.3)	(48.8)
Interest received	2.4	0.2	0.3
Other financing cash flows	(3.6)	0.6	1.6
Net cash provided by/(used in) financing activities	251.4	302.7	(241.8)
Net increase/(decrease) in cash and cash equivalents	493.0	110.8	(90.6)
Cash and cash equivalents at beginning of period	327.6	219.2	329.5
Effect of exchange rate fluctuations	4.2	(2.4)	(19.7)
Cash and cash equivalents at end of period	826.1	327.6	219.2
Cash and cash equivalents if different from statement of financial position	€ 824.8	€ 327.6	€ 219.2